Members' Capital (Details) - USD ($)			1 Months Ended		12 Months Ended
	Sep. 16, 2019	Aug. 26, 2019	Nov. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Limited Partners' Capital Account [Line Items]
Number of common units issued						3,434,551
Stock issue and sell						$ 46,617,232
Number of preferred units issued						1,619,754
Proceeds from the exercise of warrants					$ 20,551
Lead Investor Warrants
Limited Partners' Capital Account [Line Items]
Preferred unit, per share					$ 12.7382
Purchase an aggregate of shares			2,055,114.66	2,055,114.66
Preferred units , exercise price				$ 0.01
Proceeds from the exercise of warrants			$ 20,551
Percentage of public offering					125.00%
Placement Agent Warrants
Limited Partners' Capital Account [Line Items]
Warrant strike price					$ 12.7382
Risk-free rate					1.73%
Volatility					90.00%
Private Placement
Limited Partners' Capital Account [Line Items]
Dividend rate, percentage	5.00%
Preferred unit, per share	$ 15.92275
Beneficial conversion feature	$ 26,500
Proceeds received related to the issuance of the lead investor warrants	250,000
Private Placement | Lead Investor Warrants
Limited Partners' Capital Account [Line Items]
Proceeds received related to the issuance of the lead investor warrants	$ 223,500
Purchase an aggregate of shares	615,838.50
Preferred units , exercise price	$ 0.01
Estimated fair value of the lead investor warrants	$ 2,100,000
Proceeds from the exercise of warrants	250,000
Private Placement | Placement Agent Warrants
Limited Partners' Capital Account [Line Items]
Proceeds received related to the issuance of the lead investor warrants					$ 135,800
Purchase an aggregate of shares					10,500
Exercise price of warrants					$ 12.7382
Lead Investor | Private Placement
Limited Partners' Capital Account [Line Items]
Stock issue and sell	$ 3,500,000
Offering price	$ 12.7382
Number of preferred units issued	245,933
Received aggregate net proceeds	$ 2,700,000
Class A Common Units
Limited Partners' Capital Account [Line Items]
Number of common units authorized	100
Common Units
Limited Partners' Capital Account [Line Items]
Number of common units per class A unit		10,000
Class B Units
Limited Partners' Capital Account [Line Items]
Number of common units issued	0